SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term investments
Changes in fair value of short-term investments	$ 473,361	$ 596,796	$ 17,335
Accounts receivable, net of provision for doubtful accounts
Reversed allowance for expected credit losses	22,911,671	(702,156)	19,276,587
Prepayments
Provision for doubtful accounts of prepayments	$ 47,645	(1,243,233)	1,196,563
Media deposits
Percentage of deposit on guaranteed minimum spend	10.00%
Media deposits - third parties	$ 265,784	713,938
Investments in trading securities
Short-term investments
Changes in fair value of short-term investments	$ 473,361	$ 593,608	$ 10,200